Expense Example - Invesco VI Discovery Mid Cap Growth Fund	Series I 1 Year	Series I 3 Years	Series I 5 Years	Series I 10 Years	Series II 1 Year	Series II 3 Years	Series II 5 Years	Series II 10 Years
USD ($)	82	268	471	1,055	107	347	606	1,346